Schedule of Investments
June 30, 2022 (unaudited)
Greenwich Ivy Long-Short Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 54.59%

Air Courier Services - 1.38%
FedEx Corp. (3)	1,131	256,409

Aircraft - 1.39%
Boeing Co. (2) (3)	1,892	258,674

Apparel Retail - 0.20%
Global Fashion Group SA (Luxembourg) (2)	24,486	37,137

Auto Manufacturers - 0.42%
Aston Martin Lagonda Global Holdings PLC (United Kingdom) (2)	14,649	78,799

Biological Products (No Diagnostic Substances) - 0.27%
BioAlta, Inc. (2)	17,415	49,633

Cable & Other Pay Television Services - 0.67%
Liberty Globel PLC Series A (United Kingdom) (2) (3)	5,954	125,332

Cigarettes - 0.76%
Altria Group, Inc. (3)	3,423	142,979

Computer Storage Devices - 1.53%
NetApp, Inc.	2,123	138,505
Western Digital Corporation (2)	3,297	147,805

		286,310

Construction - Special Trade Contractors - 0.44%
Matrix Service Co. (2)	16,251	82,230

Construction, Mining & Materials Handling Machinery & Equip - 0.38%
Championx Corporation	3,594	71,341

Consumer Finance - 1.83%
ECN Capital Corp. (Canada)	80,220	343,267

Deep Sea Foreign Transportation of Freight - 0.70%
Atlas Corp.	12,219	130,865

Entertainment Facilities - 0.30%
Thunderbird Entertainment Group, Inc. (Canada) (2)	20,004	55,616

Finance Services - 1.53%
CI Financial Corporation	14,055	149,210
Conduit Holdings, Ltd. (Bermuda)	33,634	137,738

		286,948

Fire, Marine & Casualty Insurance - 0.62%
The Hartword Financial Services Group, Inc.	1,773	116,007

Footware and Accessories - 0.82%
adidas AG (2)	872	154,243

Furnishings, Fixtures & Appliances - 0.42%
Victoria PLC (United Kingdom) (2)	14,255	78,588

Gambling - 0.16%
Pollard Banknote Ltd. (Canada)	1,949	30,529

General Bldg Contractors - Residential Bldgs - 0.53%
Lennar Corporation Class A (2)	1,416	99,927

Hotels & Motels - 1.33%
Accor SA (France)	5,168	139,916
Travel & Leisure Co. (3)	2,786	108,153

		248,069

Household and Personal Products - 0.66%
Henkel AG & Co. KGaA (Germany)	2,012	123,537

Internet Content & Information - 1.08%
Prosus N.V. (2)	3,239	202,373

Internet Retail - 1.33%
Delivery Hero S.E. (Germany) (2)	6,623	248,309

Investment Advice - 1.52%
Apollo Global Management, Inc. Class A (3)	3,432	166,383
The Carlyle Group Inc. (3)	3,728	118,029

		284,412

Media & Entertainment - 0.16%
Warner Bros. Discovery, Inc. Series A (2)	2,260	30,329

Mobile Homes - 2.27%
Cavco Industries, Inc. (2) (3)	1,226	240,284
Skyline Champion Corporation (2) (3)	3,910	185,412

		425,696

Motor Vehicles & Passenger Car Bodies - 0.44%
Stellantis N.V. (Netherlands) (3)	6,700	82,812

National Commercial Banks - 1.96%
JPMorgan Chase & Co. (3)	1,931	217,450
Regions Financial Corporation (3)	7,935	148,781

		366,231

Natural Gas Transmission - 1.62%
Williams Cos., Inc. (2)	9,708	302,987

Oil & Gas - 0.35%
Parex Resources, Inc. (Canada)	3,850	65,180

Oil & Gas Field Services, NEC- 0.75%
Core Laboratories N.V (Netherlands)	7,041	139,482

Operative Builders - 2.07%
D.R. Horton, Inc. (3)	2,465	163,158
LGI Homes, Inc. (2)	1,165	101,239
M.D.C. Holdings, Inc. (3)	3,827	123,650

		388,047

Pharmaceutical Preparations - 0.49%
Prothena Corporation PLC (2)	3,406	92,473

Pipe Lines (No Natural Gas) - 0.99%
Enbridge, Inc. (Canada)	4,394	185,497

Plastics Products, NEC - 0.41%
Azek Co., Inc. Class A (2) (3)	4,533	75,882

Radio & TV Broadcasting & Communications Equipment - 0.54%
Qualcomm, Inc.	788	100,659

Railroads, Line-Haul Operating - 1.29%
Canadian National Railway Co. (Canada)	1,218	136,957
Canadian Pacific Railway, Ltd. (Canada)	1,500	104,736

		241,693

Retail & Wholesale - Discretionary - 0.11%
Asos PLC (2)	2,053	20,950

Retail-Eating Places - 1.34%
Brinker International, Inc. (2) (3)	6,401	141,014
Mitchells & Butlers PLC (United Kingdom) (2)	49,348	110,624

		251,638

Retail - Family Clothing Stores - 0.60%
American Eagle Outfitters, Inc. (2) (3)	10,090	112,806

Semiconductors &Related Devices - 2.36%
Intel Corporation	2,355	88,101
Micron Technology, Inc. (2)	2,032	112,329
Ultra Clean Holdings, Inc. (2)	5,337	158,882
Wolfspeed, Inc. (2)	1,301	82,548

		441,860

Services-Amusement & Recreation Services - 0.62%
Madison Square Garden Entertainment Corp. Class A (2)	2,209	116,238

Services - Business Services, Nec - 2.31%
Farfetch Limited Class A (2)	8,210	58,783
Fidelity National Information Services, Inc. (3)	2,098	192,324
Uber Technologies, Inc. (2) (3)	8,876	181,603

		432,710

Services - Commercial Physical & Biological Research - 0.87%
Charles River Laboratories International, Inc. (2) (3)	760	162,617

Services - Computer Integrated Systems Design - 0.17%
ASA International Group PLC (United Kingdom) (2)	30,432	31,110

Services - Computer Processing & Data Preparation - 1.30%
Kyndryl Holdings, Inc. (2) (3)	13,147	128,578
E2open Parent Holdings, Inc. (2) (3)	14,832	115,393

		243,971

Services - Computer Programming, Data Processing, Etc. - 2.54%
Magnite, Inc. (2) (3)	12,925	114,774
Pinterest, Inc. Class A (2) (3)	13,854	249,773
TripAdvisor, Inc. Class A (2)	2,271	40,424
Twitter, Inc. (2)	1,877	70,181

		475,152

Services - Medical Laboratories - 0.29%
Castle Biosciences, Inc. (2)	2,436	53,470

Services - Miscellaneous Business Services - 0.43%
Sea, Ltd. ADR (2) (3)	1,211	80,967

Services - Prepackaged Software - 0.30%
BigCommerce Holdings, Inc. Series 1 (2)	3,472	56,408

Services - Video Tape Rental - 0.65%
Netflix Inc. (2) (3)	700	122,409

Specialty Chemicals - 0.43%
LANXESS AG	2,272	81,395

Sporting & Athletic Goods, NEC - 0.21%
American Outdoor Brands, Inc. (2) (3)	4,200	39,942

State Commercial Banks - 1.99%
Bank of New York Mellon Corp. (3)	8,927	372,345

Telephone Communications (No Radiotelephone) - 1.05%
AT&T, Inc. (3)	9,344	195,850

Trucking & Courier Services (No Air) - 0.82%
United Parcel Service, Inc. Class B (3)	842	153,699

Utilities - 0.80%
Enel SpA (Italy) (2)	27,281	149,262

Utilities - Renewable - 0.55%
Fortum OYJ (Finland)	6,804	102,088

Water Transportation - 1.24%
Tidewater Inc. (2)	10,963	231,210

Total Common Stock	(Cost $ 12,465,983)	10,216,599

Exchange Traded Funds - (5) 24.15%

ARK Innovation ETF (2)	13,254	528,570
Energy Select Sector SPDR Fund (2)	4,500	321,795
Invesco QQQ Trust Series 1	4,219	1,182,501
iShares MSCI EAFE ETF	2,238	139,853
iShares MSCI Hong Kong ETF	5,426	120,457
iShares S&P Small-Cap 600 Value ETF	1,784	158,830
SPDR S&P 500 ETF Trust	3,518	1,327,165
SPDR S&P Biotech ETF (2) (3)	9,470	703,337
US Global Jets ETF (2)	2,300	37,950

Total Exchange Traded Funds	(Cost $ 4,518,963)	4,520,458

Real Estate Investment Trusts - 3.81%

Blackstone Mortgage Investment Trust, Inc. Class A (2)	8,022	221,969
KKR Real Estate Finance Trust Inc.	12,407	216,502
Store Capital Corp. (3)	7,566	197,321
Whitestone REIT Class B (3)	7,155	76,916

Total Real Estate Investment Trusts	(Cost $ 839,715)	712,708

Money Market Registered Investment Companies - 6.72%

First American Treasury Obligations Fund Class X - 1.31%	1,258,322	1,258,322

Total Money Market Registered Investment Companies	(Cost $ 1,258,322)	1,258,322

Total Investments - 89.27%	(Cost $ 6,617,000)	16,708,087

Other Assets less Liabilities - 10.73%		2,007,920

Total Net Assets - 100.00%		18,716,007

Common Stock Securities Sold Short - -24.94%

Agricultural Production-Crops - -0.76%
Corteva, Inc. (2)	(2,599)	(140,710)

Bottled & Canned Soft Drinks Carbonated Waters - -2.01%
Celsius Holdings, Inc. (2)	(3,131)	(204,329)
Monster Beverage Corp. (2)	(1,838)	(170,383)

		(374,712)

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - -1.01%
Lamb Weston Holdings, Inc. (2)	(2,637)	(188,440)

Computer Peripheral Equipment, Nec - -0.77%
Mandiant, Inc. (2)	(6,578)	(143,532)

Deep Sea Foreign Transportation of Freight - -0.52%
Scorpio Tankers, Inc. (2)	(2,804)	(96,766)

Finance Services - -0.62%
FactSet Research Systems Inc.	(300)	(115,371)

Fire, Marine & Casualty Insurance - -1.07%
The Progressive Corporation (2)	(1,726)	(200,682)

Food and Kindred Products - -0.67%
The Simply Good Foods Company (2)	(3,296)	(124,490)

Glass Containers - -0.31%
O-I Glass, Inc. (2)	(4,123)	(57,722)

Grain Mill Products - -0.81%
Post Holdings, Inc. (2)	(1,835)	(151,112)

Industrial Instruments for Measurement, Display, and Control - -1.60%
Danaher Corporation	(644)	(163,267)
Roper Technologies, Inc. (2)	(347)	(136,943)

		(300,210)

Investment Advice - -0.04%
Value Line, Inc. (2)	(123)	(8,124)

Pharmaceutical Preparations - -0.73%
Catalent, Inc. (2)	(1,275)	(136,795)

Retail-Auto Dealers & Gasoline Stations - -0.74%
Penske Automotive Group, Inc.	(1,329)	(139,133)

Retail - Auto & Home Supply Stores - -1.36%
AutoZone, Inc. (2)	(73)	(156,886)
O'Reilly Automotive, Inc. (2)	(156)	(98,554)

		(255,440)

Retail-Catalog & Mail-Order Houses - -0.52%
CDW Corporation of Delaware	(621)	(97,845)

Retail-Grocery Stores - -1.02%
Grocery Outlet Holding Corp. (2)	(4,498)	(191,750)

Retail-Shoe Stores - -0.47%
Boot Barn Holdings, Inc. (2)	(1,275)	(87,860)

Security & Commodity Brokers, Dealers, Exchanges & Services - -0.60%
LPL Financial Holdings, Inc. (2)	(612)	(112,902)

Services-Business Services, Nec - -0.77%
HealthEquity, Inc. (2)	(2,354)	(144,512)

Services-Computer Integrated Systems Design - -0.94%
Parsons Corporation (2)	(4,350)	(175,827)

Services - Computer Programming, Data Processing, Etc. - -0.41%
Aspen Technology, Inc. (2)	(422)	(77,513)

Services-Home Health Carae Services - -0.86%
Option Care Health, Inc. (2)	(5,815)	(161,599)

Services-Management Services - -0.84%
Evolent Health, Inc. Class A (2)	(5,124)	(157,358)

Services-Prepackaged Software - -0.77%
National Instruments Corporation (2)	(4,626)	(144,470)

Services - To Dwellings & Other Buildings - -0.81%
Rollins, Inc.	(4,326)	(151,064)

Sporting & Athletic Goods, NEC - -0.35%
Clarus Corporation (2)	(3,446)	(65,439)

Sugar & Confectionery Products - -1.16%
The Hershey Company	(1,009)	(217,096)

Television Broadcasting Stations - -0.81%
Liberty Media Corp. - Liberty Formula One Class A (2)	(2,629)	(152,403)

Wholesale-Drugs Proprietaries & Druggists' Sundries - -0.83%
McKesson Corporation	(475)	(154,950)

Wholesale-Durable Goods - -0.76%
W.W. Grainger, Inc.	(311)	(141,328)

Total Common Stocks Sold Short	(Cost $ -4,743,583)	(4,667,155)

Real Estate Investment Trusts Sold Short - -0.42%

Mid-America Apartment Communities, Inc. (2)	(451)	(78,776)

Total Exchange-Traded Funds	(Cost $ -72,884)	(78,776)

Exchange- Traded Funds Sold Short (5) - -8.16%

iShares MSCI India ETF (2)	(13,941)	(548,857)
Utilities Select Sector SPDR Fund	(5,666)	(397,357)
Vanguard Consumer Staples ETF	(3,132)	(580,485)

Total Exchange-Traded Funds	(Cost $ -1,615,738)	(1,526,699)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (6)
Level 1 - Quoted Prices	$16,708,087	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,708,087	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depository Receipt
(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $5,445,431.47.
(4) Variable rate security; the rate shown represents the yield at June 30, 2022.
(5) Exchange-traded fund.